Intangible Assets - Schedule of Intangible Assets (Detail) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Goodwill [Line Items]
Historical Cost	$ 27,939	$ 27,939	$ 9,339
Additions	1,233
Accumulated Amortization	1,622	995	841
Accumulated Impairment	7,401	7,401	7,401
Net Book Value	20,149	$ 19,543	1,097
Minimum [Member]
Goodwill [Line Items]
Finite Lived Intangible Asset Useful Life		5 years
Maximum [Member]
Goodwill [Line Items]
Finite Lived Intangible Asset Useful Life		20 years
Trade Names [Member]
Goodwill [Line Items]
Historical Cost	1,200	$ 1,200
Net Book Value	1,200	1,200
Unfavorable Leases [Member]
Goodwill [Line Items]
Historical Cost		(290)
Net Book Value		(290)
Trademarks [Member]
Goodwill [Line Items]
Historical Cost	4,770	4,770
Additions	280
Net Book Value	5,050	4,770
Medicare License [Member]
Goodwill [Line Items]
Historical Cost	8,498	8,498	8,498
Additions	940
Accumulated Impairment	7,401	7,401	7,401
Net Book Value	2,037	1,097	1,097
Hospital License [Member]
Goodwill [Line Items]
Additions	13
Net Book Value	13
Non-compete agreements [Member]
Goodwill [Line Items]
Historical Cost	2,661	2,661	841
Accumulated Amortization	942	856	$ 841
Net Book Value	$ 1,719	$ 1,805
Non-compete agreements [Member] | Minimum [Member]
Goodwill [Line Items]
Finite Lived Intangible Asset Useful Life	10 years	10 years
Non-compete agreements [Member] | Maximum [Member]
Goodwill [Line Items]
Finite Lived Intangible Asset Useful Life	15 years	15 years
Internally developed software [Member]
Goodwill [Line Items]
Historical Cost	$ 1,980	$ 1,980
Accumulated Amortization	231	33
Net Book Value	$ 1,749	$ 1,947
Finite Lived Intangible Asset Useful Life	5 years	5 years
Trade secret methodology [Member]
Goodwill [Line Items]
Historical Cost	$ 5,120	$ 5,120
Accumulated Amortization	299	44
Net Book Value	$ 4,821	$ 5,076
Finite Lived Intangible Asset Useful Life	10 years	10 years
Physician Group [Member]
Goodwill [Line Items]
Historical Cost	$ 4,000	$ 4,000
Accumulated Amortization	167	62
Net Book Value	$ 3,833	$ 3,938
Physician Group [Member] | Minimum [Member]
Goodwill [Line Items]
Finite Lived Intangible Asset Useful Life	20 years	15 years
Physician Group [Member] | Maximum [Member]
Goodwill [Line Items]
Finite Lived Intangible Asset Useful Life	8 years	20 years
Unfavorable Leases [Member]
Goodwill [Line Items]
Historical Cost	$ (290)
Accumulated Amortization	(17)
Net Book Value	$ (273)